Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivables net, credit losses | $	$ 367	$ 112
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	69,590,228	63,762,001
Ordinary shares, shares outstanding (in Shares)	69,590,228	63,762,001